Schedule of Inventory, Current (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Inventory Schedule Of Inventory, Current 1		$ 115,709
Inventory Schedule Of Inventory, Current 2		51,463
Inventory Schedule Of Inventory, Current 3		120,441
Inventory Schedule Of Inventory, Current 4		17,377
Inventory Schedule Of Inventory, Current 5		236,150
Inventory Schedule Of Inventory, Current 6		68,840
Inventory Schedule Of Inventory, Current 1	190,545
Inventory Schedule Of Inventory, Current 2	115,709
Inventory Schedule Of Inventory, Current 3	184,709
Inventory Schedule Of Inventory, Current 4	120,441
Inventory Schedule Of Inventory, Current 5	375,254
Inventory Schedule Of Inventory, Current 6	$ 236,150